Average Annual Total Returns{- Fidelity® Intermediate Bond Fund} - 08.31 Fidelity Intermediate Bond Fund PRO-06 - Fidelity® Intermediate Bond Fund	Fidelity Intermediate Bond Fund-Default Return Before Taxes Past 1 year	Fidelity Intermediate Bond Fund-Default Return Before Taxes Past 5 years	Fidelity Intermediate Bond Fund-Default Return Before Taxes Past 10 years	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions Past 1 year	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions Past 5 years	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions Past 10 years	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions and Sales Past 10 years	LB007 Past 1 year	LB007 Past 5 years	LB007 Past 10 years
Total	7.21%	3.96%	3.41%	5.60%	2.84%	2.34%	4.49%	2.57%	2.18%	6.43%	3.64%	3.11%